Revenue (FY) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenues	$ 83,301	$ 316,976	$ 231,893	$ 494,939	$ 1,028,730	$ 1,850,060
United States
Revenues	63,787	126,738	107,982	150,667	404,977	234,842
International
Revenues	19,514	190,238	123,911	344,272	623,753	1,615,218
Product
Revenues	69,341	220,667	143,900	285,232	645,169	949,601
Product | United States
Revenues	63,076	120,488	96,730	138,167	277,527	209,842
Product | International
Revenues	6,265	100,179	47,170	147,065	367,642	739,759
License fees
Revenues	0	66,808	10,000	173,058	315,557	819,696
License fees | United States
Revenues	0	6,250	10,000	12,500	125,000	25,000
License fees | International
Revenues	0	60,558	0	160,558	190,557	794,696
Other
Revenues	13,960	29,501	77,993	36,649	68,004	80,763
Other | United States
Revenues	711	0	1,252	0	2,450	0
Other | International
Revenues	$ 13,249	$ 29,501	$ 76,741	$ 36,649	$ 65,554	$ 80,763